Financial Instruments (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 16,865	€ 15,075
Financial liabilities	30,152	23,223
Financial liabilities, at fair value	11,323	12,259
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,152	23,223
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,291	12,125
Financial liabilities, at fair value	11,323	12,259
Borrowings | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,291	12,125
Other non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	709	54
Other non-current financial liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	709	54
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,092	10,166
Trade payables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,092	10,166
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	111	135
Refund liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	111	135
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	949	743
Other liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	949	743
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,060	878
Other current financial liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,060	878
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,865	15,075
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	18	21
Deposits | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	18	21
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	3
Other receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	3
Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	21	24
Other non-current financial assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	21	24
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,924	3,042
Trade receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,924	3,042
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	327	299
Deposits | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	327	299
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,122	615
Other receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,122	615
Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,449	914
Other current financial assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,449	914
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,471	11,095
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,471	11,095
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	11,323	12,259
Level 2 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 11,323	€ 12,259